Commitments and Contingencies - Contracted lease payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Commitments and Contingencies
2025	$ 71,266
2026	145,268
2027	144,252
2028	93,247
2029 and thereafter	357,380
Total	$ 811,413